ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Policy Owners of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1996, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                       KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996

                                                                                                                         U.S.
                                                            Money     Growth and  Precious      High     Real Estate  Government
                                                            Market      Income     Metals      Income    Securities   Securities
                                                             Fund        Fund       Fund        Fund        Fund         Fund
                                                            -------     -------    ------      -------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 734,244 shares, cost $734,244......   $734,244           -          -           -            -           -
  Growth and Income Fund, 97,636 shares,
   cost $1,399,209......................................          -   1,713,508          -           -            -           -
  Precious Metals Fund, 9,025 shares, cost $124,945.....          -           -    128,968           -            -           -
  High Income Fund, 132,515 shares, cost $1,640,698.....          -           -          -   1,876,418            -           -
  Real Estate Securities Fund, 15,894 shares,
   cost $262,265........................................          -           -          -           -      352,056           -
  U.S. Government Securities Fund, 69,086 shares,
   cost $808,378........................................          -           -          -           -            -     930,584
                                                            -------     -------    -------   ---------      -------     -------
      Total assets......................................    734,244   1,713,508    128,968   1,876,418      352,056     930,584
                                                            -------     -------    -------   ---------      -------     -------
Liabilities:
 Accrued mortality and expense risk charges.............      3,596       5,803        761       1,172        2,032       1,954
 Accrued administrative charges.........................        899       1,451        190         293          508         488
                                                            -------     -------    -------      ------      -------     -------
      Total liabilities.................................      4,495       7,254        951       1,465        2,540       2,442
                                                            -------   ---------    -------   ---------      -------     -------
      Net assets........................................   $729,749   1,706,254    128,017   1,874,953      349,516     928,142
                                                            =======   =========    =======   =========      =======     =======
Policy owners' equity (note 5)..........................   $729,749   1,706,254    128,017   1,874,953      349,516     928,142
                                                            =======   =========    =======   =========      =======     =======
 Units outstanding......................................     46,930      54,351      8,152      84,503       12,678      45,204
                                                            =======     =======     ======      ======       ======      ======
 Unit value per unit....................................    $15.550      31.393     15.704      22.188       27.568      20.532
                                                            =======     =======     ======      ======       ======      ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996

                                                                                                           Templeton
                                                         Utility       Zero        Zero        Zero      Global Income   Income
                                                         Equity       Coupon      Coupon      Coupon      Securities    Securities
                                                          Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund         Fund
                                                        --------    ----------- ----------- -----------  -------------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 74,633 shares, cost $981,928.   $1,356,822           -            -           -              -        -
  Zero Coupon Fund - 2000, 23,127 shares,
   cost $254,387....................................            -     351,294            -           -              -        -
  Zero Coupon Fund - 2005, 23,601 shares,
   cost $273,931....................................            -           -      385,881           -              -        -
  Zero Coupon Fund - 2010, 21,890 shares,
   cost $321,612....................................            -           -            -     356,588              -        -
  Templeton Global Income Securities Fund,
   9,633 shares, cost $122,258......................            -           -            -           -        131,201        -
  Income Securities Fund, 50,933 shares,
   cost $797,107....................................            -           -            -           -              -   876,558
                                                        ---------     -------      -------     -------        -------   -------
      Total assets..................................    1,356,822     351,294      385,881     356,588        131,201   876,558
                                                        ---------     -------      -------     -------        -------   -------
Liabilities:
 Accrued mortality and expense risk charges.........        3,107         457          446         427          1,348     5,606
 Accrued administrative charges.....................          777         114          112         107            337     1,401
                                                         --------     -------      -------     -------        -------   -------
      Total liabilities.............................        3,884         571          558         534          1,685     7,007
                                                        ---------     -------      -------     -------        -------   -------
      Net assets....................................   $1,352,938     350,723      385,323     356,054        129,516   869,551
                                                        =========     =======      =======     =======        =======   =======
Policy owners' equity (note 5)......................   $1,352,938     350,723      385,323     356,054        129,516   869,551
                                                        =========     =======      =======     =======        =======   =======
 Units outstanding..................................       54,519      14,687       14,331      11,896          7,756    39,985
                                                        =========     =======      =======     =======         ======    ======
 Unit value per unit................................      $24.816      23.880       26.888      29.931         16.700    21.747
                                                        =========     =======      =======     =======         ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996

                                                       Templeton              Templeton      Templeton    Templeton    Templeton
                                                        Pacific    Rising   International   Developing      Global    Global Asset
                                                        Growth    Dividends    Equity     Markets Equity    Growth     Allocation
                                                         Fund       Fund        Fund           Fund          Fund         Fund
                                                        -------    -------    --------       ---------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund, 29,366 shares,
   cost $404,622...................................    $433,448          -             -             -           -           -
  Rising Dividends Fund, 19,938 shares,
   cost $245,909...................................           -    307,051             -             -           -           -
  Templeton International Equity Fund,
   65,914 shares, cost $887,168....................           -          -     1,018,366             -           -           -
  Templeton Developing Markets Equity Fund,
   58,105 shares, cost $615,467....................           -          -             -       673,441           -           -
  Templeton Global Growth Fund, 56,624 shares,
   cost $666,926...................................           -          -             -             -     781,408           -
  Templeton Global Asset Allocation Fund,
   30,522 shares, cost $342,910....................           -          -             -             -           -      384,273
                                                        -------    -------      --------      --------     -------     --------
      Total assets.................................     433,448    307,051     1,018,366       673,441     781,408      384,273
                                                        -------    -------      --------      --------     -------     --------
Liabilities:
 Accrued mortality and expense risk charges........       3,884      1,712         6,685         3,436       5,213          442
 Accrued administrative charges....................         971        428         1,672           859       1,303          110
                                                        -------    -------      --------       -------     -------     --------
      Total liabilities............................       4,855      2,140         8,357         4,295       6,516          552
                                                        -------    -------      --------       -------     -------     --------
      Net assets...................................    $428,593    304,911     1,010,009       669,146     774,892      383,721
                                                        =======    =======     =========       =======     =======     ========
Policy owners' equity (note 5).....................    $428,593    304,911     1,010,009       669,146     774,892      383,721
                                                        =======    =======     =========       =======     =======     ========
 Units outstanding.................................      27,810     19,304        60,849        59,260      58,157       30,332
                                                        =======    =======      ========       =======     =======     ========
 Unit value per unit...............................     $15.412     15.795        16.598        11.292      13.324       12.651
                                                        =======    =======      ========       =======     =======     ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996


                                                                                   Templeton
                                                                                 International  Mutual     Mutual
                                                                Small   Capital     Smaller    Discovery   Shares        Total
                                                                 Cap    Growth     Companies  Securities Securities       All
                                                                Fund     Fund        Fund        Fund       Fund         Funds
                                                               ------    -----     --------     ------     ------      --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 4,285 shares, cost $52,944...............   $56,568         -           -          -          -
  Capital Growth Fund, 389 shares, cost $4,560.............         -     4,420           -          -          -
  Templeton International Smaller Companies Fund,
   0 shares, cost $4.......................................         -         -           4          -          -
  Mutual Discovery Securities Fund, 4,950 shares,
   cost $50,000............................................         -         -           -     50,495          -
  Mutual Shares Securities Fund, 8,275 shares,
   cost $84,010............................................         -         -           -          -     85,644
                                                               ------     -----      ------     ------     ------
      Total assets.........................................    56,568     4,420           4     50,495     85,644   12,989,240
                                                               ------     -----      ------     ------     ------   ----------
Liabilities:
 Accrued mortality and expense risk charges................       106         2           3         22         30       48,244
 Accrued administrative charges............................        26         -           1          5          8       12,060
                                                               ------     -----      ------     ------     ------   ----------
      Total liabilities....................................       132         2           4         27         38       60,304
                                                              -------     -----      ------     ------     ------   ----------
      Net assets...........................................   $56,436     4,418           -     50,468     85,606   12,928,936
                                                              =======     =====      ======     ======     ======   ==========
Policy owners' equity (note 5).............................   $56,436     4,418           -     50,468     85,606   12,928,936
                                                              =======     =====      ======     ======     ======   ==========
 Units outstanding.........................................     4,338       391           -      4,953      8,280      668,666
                                                              =======    ======      ======     ======     ======   ==========
 Unit value per unit.......................................   $13.011    11.303      11.194     10.190     10.339
                                                              =======    ======      ======     ======     ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the years ended December 31, 1996, 1995 and 1994

                                              Money Market Fund           Growth and Income Fund        Precious Metals Fund
                                         --------------------------        --------------------         ---------------------
                                          1996        1995      1994     1996      1995     1994        1996     1995     1994
                                        --------    -------   -------   -------   ------   ------      ------   ------   ------
Investment income:
 Dividends reinvested in fund shares   $  32,922     33,164    14,466    28,758   10,179    4,301       2,102    3,600      626
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
Expenses:
 Mortality and expense risk charges.       4,291      4,898     2,689     9,969    5,842    3,726       1,012    2,489      700
 Administrative charges.............       1,073      1,225       672     2,492    1,460      932         253      622      175
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
      Total expenses................       5,364      6,123     3,361    12,461    7,302    4,658       1,265    3,111      875
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
      Investment income (loss), net.      27,558     27,041    11,105    16,297    2,877     (357)        837      489     (249)
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds..................           -          -         -   101,857   22,157    8,957       1,927    2,665       -
                                        --------    -------   -------    ------   ------   ------     -------   ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.............   2,224,132    965,636   513,009   111,065   97,576  114,661     125,238  161,878   11,123
    Cost of investments sold........  (2,224,132)  (965,636) (513,009)  (85,315) (77,218) (94,631)   (110,740)(146,847)  (9,528)
                                       ---------    -------   -------   -------   ------   ------     -------  -------    -----
      Total realized gains (losses)
       on sales of investments, net.           -          -         -    25,750   20,358   20,030      14,498   15,031    1,595
                                       ---------    -------   -------   -------   ------   ------      ------   ------    -----
      Realized gains (losses) on
       investments, net.............           -          -         -   127,607   42,515   28,987      16,425   17,696    1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments...................           -          -         -    37,916  184,273  (45,642)     (8,994) (10,144)  (2,094)
                                       ---------    -------   -------   -------  -------   ------       -----   ------    -----
      Total realized gains (losses)
       and unrealized apprecia-
       tion (depreciation) on
       investments, net.............           -          -         -   165,523  226,788  (16,655)      7,431    7,552     (499)
                                       ---------    -------   -------   -------  -------   ------       -----    -----     ----
Net increase (decrease) in net assets
 from operations....................   $  27,558     27,041    11,105   181,820  229,665  (17,012)      8,268    8,041     (748)
                                       =========    =======   =======   =======  =======   ======       =====    =====     ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                 Real Estate               U.S. Government
                                                  High Income Fund             Securities Fund             Securities Fund
                                               ----------------------        -------------------        ---------------------
                                              1996       1995     1994     1996     1995     1994     1996      1995      1994
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Investment income:
 Dividends reinvested in fund shares......  $167,136    78,044   44,601    7,943    3,875     613     45,170   41,763    29,171
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Expenses:
 Mortality and expense risk charges.......    12,310     7,709    6,671    1,883      833     672      4,926    3,974     3,380
 Administrative charges...................     3,077     1,927    1,668      471      208     168      1,231      994       845
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total expenses......................    15,387     9,636    8,339    2,354    1,041     840      6,157    4,968     4,225
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Investment income (loss), net.......   151,749    68,408   36,262    5,589    2,834    (227)    39,013   36,795    24,946
Realized gains (losses) and unrealized
 appreciation (depreciation) on
 investments:
  Realized capital gain distributions
   on mutual funds.................            8,872         -    6,061        -        -        -         -        -     2,285
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales...................   347,465    47,176   51,287    9,243   22,803   5,838    126,946   33,799   131,317
    Cost of investments sold..............  (313,573)  (39,566) (45,931)  (7,263) (19,244) (4,033)  (108,478) (26,326)  (99,718)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total realized gains (losses) on
       sales of investments, net..........    33,892     7,610    5,356    1,980    3,559   1,805     18,468    7,473    31,599
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Realized gains (losses) on
       investments, net...................    42,764     7,610   11,417    1,980    3,559   1,805     18,468    7,473    33,884
  Net change in unrealized appreciation
   (depreciation) on investments..........    26,432   122,964  (81,774)  58,343   14,488     759    (37,068)  56,173   (91,983)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total realized gains (losses) and
       unrealized appreciation (depre-
       ciation) on investments, net.......    69,196   130,574  (70,357)  60,323   18,047   2,564    (18,600)  63,646   (58,099)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Net increase (decrease) in net assets
 from operations..........................  $220,945   198,982  (34,095)  65,912   20,881   2,337     20,413  100,441   (33,153)
                                            ========    ======   ======   ======   ======    =====   =======   ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                   Utility Equity Fund        Zero Coupon Fund - 1995   Zero Coupon Fund - 2000
                                                 -----------------------        ------------------       --------------------
                                                1996       1995      1994    1996    1995      1994     1996     1995     1994
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Investment income:
 Dividends reinvested in fund shares........  $ 75,714    70,912     44,904     -    17,379   15,282   19,213   13,993   14,292
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Expenses:
 Mortality and expense risk charges.........    11,220     8,983      6,698     -      (594)   1,529    2,212    2,179    1,769
 Administrative charges.....................     2,805     2,246      1,674     -      (149)     383      553      545      442
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total expenses........................    14,025    11,229      8,372     -      (743)   1,912    2,765    2,724    2,211
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Investment income (loss), net.........    61,689    59,683     36,532     -    18,122   13,370   16,448   11,269   12,081
Realized gains (losses) and unrealized appre-
 ciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds.............................         -         -      7,958     -        86      625      190        -    2,038
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.....................   427,719   112,297    183,473     -   273,701    4,692    9,943    3,895   14,723
    Cost of investments sold................  (309,164)  (88,887)  (138,153)    -  (236,082)  (3,908)  (7,209)  (2,731) (10,946)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total realized gains (losses) on sales
       of investments, net..................   118,555    23,410     45,320     -    37,619      784    2,734    1,164    3,777
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Realized gains (losses) on investments,
       net..................................   118,555    23,410     53,278     -    37,705    1,409    2,924    1,164    5,815
  Net change in unrealized appreciation
   (depreciation) on investments............   (93,370)  259,686   (253,440)    -   (37,457) (14,916) (13,736)  44,013  (41,764)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net..................    25,185   283,096   (200,162)    -       248  (13,507) (10,812)  45,177  (35,949)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Net increase (decrease) in net assets from
 operations.................................  $ 86,874   342,779   (163,630)    -    18,370     (137)   5,636   56,446  (23,868)
                                              ========   =======    =======  ====   =======   ======   ======   ======   ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                                            Templeton Global
                                                   Zero Coupon Fund - 2005     Zero Coupon Fund - 2010   Income Securities Fund
                                                    --------------------         -------------------       -------------------
                                                   1996     1995    1994      1996     1995     1994    1996     1995     1994
                                                  ------   ------  ------    ------   ------   ------   -----   ------    -----
Investment income:
 Dividends reinvested in fund shares...........   $19,668  12,928    11,417    8,167   3,109     7,316   7,568    2,871     494
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
Expenses:
 Mortality and expense risk charges............     2,270   2,227     1,741    1,411     916       926     745      470     129
 Administrative charges........................       568     557       435      353     229       231     186      118      32
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total expenses...........................     2,838   2,784     2,176    1,764   1,145     1,157     931      588     161
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Investment income (loss), net............    16,830  10,144     9,241    6,403   1,964     6,159   6,637    2,283     333
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds................................         -       -     3,569    2,213       -     3,560       -        -     204
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
  Realized gains (losses) on sales of investments:
   Proceeds from sales.........................    13,626   4,311    75,603   57,843   1,827    79,261   8,726   15,642   2,577
   Cost of investments sold....................    (9,480) (2,816)  (52,536) (50,978) (1,569)  (81,331) (8,294) (15,250) (2,445)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total realized gains (losses) on sales of
       investments, net........................     4,146   1,495    23,067    6,865     258    (2,070)    432      392     132
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Realized gains (losses) on
       investments, net........................     4,146   1,495    26,636    9,078     258     1,490     432      392     336
  Net change in unrealized appreciation
   (depreciation) on investments...............   (21,955) 68,320   (72,608)   4,806  32,162   (29,320)  2,837    6,634  (2,030)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.....................   (17,809) 69,815   (45,972)  13,884  32,420   (27,830)  3,269    7,026  (1,694)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
Net increase (decrease) in net assets from
 operations...................................     $ (979) 79,959   (36,731)  20,287  34,384   (21,671)  9,906    9,309  (1,361)
                                                  =======  ======    ======   ======   =====    ======   =====   ======   =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                    Investment Grade                                        Adjustable U.S.
                                                 Intermediate Bond Fund     Income Securities Fund          Government Fund
                                                   -------------------       --------------------        --------------------
                                                  1996      1995    1994    1996     1995     1994      1996      1995     1994
                                                 -------   ------  ------  ------   ------   ------    ------    ------   ------
Investment income:
 Dividends reinvested in fund shares..........   $ 3,706    3,949    253   33,370   19,772    2,467     18,030    1,373      184
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
Expenses:
 Mortality and expense risk charges...........       366      529    169    4,656    2,265      963        740      139       27
 Administrative charges.......................        91      132     42    1,164      566      241        185       35        7
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total expenses..........................       457      661     21    5,820    2,831    1,204        925      174       34
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Investment income (loss), net...........     3,249    3,288     42   27,550   16,941    1,263     17,105    1,199      150
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds...............................         -        -     36    5,550    1,592      367          -        -        -
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.......................    78,943   44,251    577       33   55,949   29,910    248,895   11,606    8,733
    Cost of investments sold..................   (76,962) (43,145)  (565) (30,950) (55,228) (30,339)  (258,922) (11,571)  (8,814)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total realized gains (losses) on sales of
       investments, net.......................     1,981    1,106     12    2,373      721     (429)   (10,027)      35      (81)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Realized gains (losses) on investments,
       net....................................     1,981    1,106     48    7,923    2,313      (62)   (10,027)      35      (81)
  Net change in unrealized appreciation
   (depreciation) on investments..............    (3,575)   2,630    150   37,183   47,314   (9,527)      (200)     240      (98)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net....................    (1,594)   3,736    198   45,106   49,627   (9,589)   (10,227)     275     (179)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
Net increase (decrease) in net assets from
 operations...................................   $ 1,655    7,024    240   72,656   66,568   (8,326)     6,878    1,474      (29)
                                                 =======   ======    ===   ======   ======   ======    =======   ======    =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                         Templeton                                             Templeton
                                                    Pacific Growth Fund        Rising Dividends Fund   International Equity Fund
                                                  -----------------------       -------------------      --------------------
                                                 1996      1995     1994      1996     1995     1994     1996      1995     1994
                                                -------   ------   ------    ------   ------    -----   ------    ------    -----
Investment income:
 Dividends reinvested in fund shares.........   $10,710    4,502      347     3,981    1,695      601   19,177     6,289       71
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
Expenses:
 Mortality and expense risk charges..........     2,726    1,485      689     1,632      587      227    6,014     2,178      323
 Administrative charges......................       682      371      172       408      147       57    1,504       545       81
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
      Total expenses.........................     3,408    1,856      861     2,040      734      284    7,518     2,723      404
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
      Investment income (loss), net..........     7,302    2,646     (514)    1,941      961      317   11,659     3,566     (333)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds..............................     6,208    1,872      672         -        -        -   23,468     7,792       95
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales......................    58,829   60,917  116,746    21,816    6,910      752   45,661    37,517      895
    Cost of investments sold.................   (52,737) (59,672)(108,205)  (19,113)  (6,447)    (796) (41,618)  (36,911)    (878)
                                                -------   ------  -------    ------    -----    -----   ------    ------    -----
      Total realized gains (losses) on sales of
       investments, net......................     6,092    1,245    8,541     2,703      463      (44)   4,043       606       17
                                                -------   ------  -------    ------    -----    -----   ------    ------    -----
      Realized gains (losses) on investments,
       net..................................     12,300    3,117    9,213     2,703      463      (44)  27,511     8,398      112
  Net change in unrealized appreciation
   (depreciation) on investments.............    12,362   13,125  (24,505)   44,265   19,701   (2,053) 114,314    19,054   (3,562)
                                                -------   ------   -------   ------   ------    -----  -------    ------    -----
      Total realized gains (losses) and
        unrealized appreciation (depreciation)
        on investments, net..................    24,662   16,242  (15,292)   46,968   20,164   (2,097) 141,825    27,452   (3,450)
                                                -------   ------   -------   ------   ------    -----  -------    ------    -----
Net increase (decrease) in net assets from
 operations.................................    $31,964   18,888  (15,806)   48,909   21,125   (1,780) 153,484    31,018   (3,783)
                                                =======   ======  =======    ======   ======    =====  =======    ======    =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                        Templeton Developing             Templeton           Templeton Global
                                                         Markets Equity Fund        Global Growth Fund     Asset Allocation Fund
                                                        ---------------------       -------------------      ----------------
                                                       1996      1995    1994     1996      1995    1994      1996    1995  1994
                                                      ------    ------  ------   ------    -----   ------     ----    ----  ----
Investment income:
 Dividends reinvested in fund shares...............  $ 2,914       562       -    8,202    1,137        -       228      4     -
                                                       -----     -----    ----    -----    -----     ----    -------  ----   ---
Expenses:
 Mortality and expense risk charges................    2,551     3,898   3,197    3,948    1,255       65     2,065     25     -
 Administrative charges............................      638       975     799      987      314       16       516      6     -
                                                       -----     -----    ----    -----    -----    -----     -----   ----   ---
      Total expenses...............................    3,189     4,873   3,996    4,935    1,569       81     2,581     31     -
                                                       -----     -----    ----    -----    -----    -----     -----   ----   ---
      Investment income (loss), net................     (275)   (4,311) (3,996)   3,267     (432)     (81)   (2,353)   (27)    -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds....................................    5,391       132       -    8,202        -        -       456      -     -
                                                      ------     -----    ----    -----    -----    -----    ------   ----   ---
  Realized gains (losses) on sales of investments:
   Proceeds from sales.............................   31,363    37,410   2,518   30,853   28,814    3,901   185,620    168     -
   Cost of investments sold........................  (28,760)  (37,995) (2,585) (27,939) (28,227)  (3,952) (173,426)  (151)    -
                                                      ------    ------   -----   ------    -----    -----   -------   ----   ---
      Total realized gains (losses) on sales of
       investments, net............................    2,603      (585)    (67)   2,914      587      (51)   12,194     17     -
                                                       -----     -----    -----   -----    -----    -----    ------   ----   ---
      Realized gains (losses) on investments, net      7,994      (453)    (67)  11,116      587      (51)   12,650     17     -
  Net change in unrealized appreciation
   (depreciation) on investments...................   56,503     4,422  (2,951)  91,158   23,468     (144)   41,378    (15)    -
                                                      ------     -----    ----   ------   ------    -----    ------   ----   ---
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.........................   64,497     3,969  (3,018) 102,274   24,055     (195)   54,028      2     -
                                                      ------     -----   -----  -------   ------    -----    ------   ----   ---
Net increase (decrease) in net assets from
 operations........................................  $64,222      (342) (7,014) 105,541   23,623     (276)   51,675    (25)    -
                                                     =======     =====   =====  =======   ======     ====    ======   ====   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                                                   Templeton
                                                                                                                 International
                                                                                                  Capital           Smaller
                                                                           Small Cap Fund       Growth Fund     Companies Fund
                                                                          ----------------     ------------     --------------
                                                                          1996   1995  1994  1996  1995  1994   1996  1995  1994
                                                                         ------  ----  ----  ----  ----  ----  ------  ---   ---
Investment income:
 Dividends reinvested in fund shares..................................   $    -     -     -     -     -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
Expenses:
 Mortality and expense risk charges...................................      105     -     -     2     -     -       3     -     -
 Administrative charges...............................................       26     -     -     -     -     -       1     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
      Total expenses..................................................      131     -     -     2     -     -       4     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
      Investment income (loss), net...................................     (131)    -     -    (2)    -     -      (4)    -     -
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds.................        -     -     -     -     -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
  Realized gains (losses) on sales of investments:
   Proceeds from sales................................................   11,065     -     -     -     -     -  10,115     -     -
   Cost of investments sold...........................................  (10,593)    -     -     -     -     -  (9,996)    -     -
                                                                         ------   ---   ---   ---   ---   ---   -----   ---   ---
      Total realized gains (losses) on sales of investments,..........      472     -     -     -     -     -     119     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
      Realized gains (losses) on investments, net.....................      472     -     -     -     -     -     119     -     -
  Net change in unrealized appreciation (depreciation) on investments.    3,624     -     -  (140)    -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
      Total realized gains (losses) and unrealized appreciation
       (depreciation) on investments, net.............................    4,096     -     -  (140)    -     -     119     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
Net increase (decrease) in net assets from operations.................  $ 3,965     -     -  (142)    -     -     115     -     -
                                                                          =====   ===   ===   ===   ===   ===   =====   ===   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                         Mutual Discovery    Mutual Shares
                                                          Securities Fund   Securities Fund            Total All Funds
                                                           -------------     -------------      ----------------------------
                                                          1996  1995 1994   1996  1995  1994    1996        1995        1994
                                                          ----   ---  ---   ----  ----  ----   ------      ------      ------
Investment income:
 Dividends reinvested in fund shares....................  $  -     -    -      -     -    -    514,679     331,100     191,406
                                                          ----   ---  ---   ----   ---  ---    -------     -------     -------
Expenses:
 Mortality and expense risk charges.....................    22     -    -     31     -    -     77,110      52,287      36,290
 Administrative charges.................................     5     -    -      8     -    -     19,277      13,073       9,072
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
      Total expenses....................................    27     -    -     39     -    -     96,387      65,360      45,362
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
      Investment income (loss), net.....................   (27)    -    -    (39)    -    -    418,292     265,740     146,044
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds...     -     -    -      -     -    -    164,334      36,296      36,427
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
  Realized gains (losses) on sales of investments:
   Proceeds from sales..................................     -     -    -    717     -    -  4,219,146   2,024,083   1,351,596
   Cost of investments sold.............................     -     -    -   (715)    -    - (3,966,357) (1,901,519) (1,212,303)
                                                          ----   ---  ---   ----   ---  ---  ---------   ---------   ---------
      Total realized gains (losses) on sales of
       investments, net.................................     -     -    -      2     -    -    252,789     122,564     139,293
                                                          ----   ---  ---   ----   ---  ---   --------    --------     -------
      Realized gains (losses) on investments, net......      -     -    -      2     -    -    417,123     158,860     175,720
  Net change in unrealized appreciation (depreciation) on
   investments..........................................   495     -    -  1,634     -    -    354,212     871,051    (677,502)
                                                          ----   ---  ---  -----   ---  ---   --------    --------     -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net..   495     -    -  1,636     -    -    771,335   1,029,911    (501,782)
                                                          ----   ---  ---  -----   ---  ---  ---------   ---------     -------
Net increase (decrease) in net assets from operations...  $468     -    -  1,597     -    -  1,189,627   1,295,651    (355,738)
                                                          ====   ===  ===  =====   ===  ===  =========   =========     =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets
For the years ended December 31, 1996, 1995 and 1994

                                         Money Market Fund              Growth and Income Fund          Precious Metals Fund
                                     -------------------------          -----------------------         ---------------------
                                     1996        1995      1994       1996      1995      1994        1996      1995      1994
                                    ------      ------    ------     ------    ------    ------      ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss),
   net.........................    $ 27,558     27,041    11,105     16,297      2,877      (357)      837       489      (249)
  Realized gains (losses) on
   investments, net............           -          -         -    127,607     42,515    28,987    16,425    17,696     1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments..............           -          -         -     37,916    184,273   (45,642)   (8,994)  (10,144)   (2,094)
                                  ---------   --------   -------   --------   --------   -------   -------   -------    ------
      Net increase (decrease)
       in net assets from
       operations..............      27,558     27,041    11,105    181,820    229,665   (17,012)    8,268     8,041      (748)
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
 Policy transactions (note 5):
  Purchase payments............   2,288,562  1,140,571   835,456    347,781    233,408    15,811    18,730    24,963       988
  Transfers between funds......  (2,221,762)  (843,539) (442,767)   289,040    111,030    97,056   (46,431)   23,956    89,216
  Surrenders and terminations..     (27,431)   (48,126) (101,035)   (28,415)   (54,886)  (49,775)   (7,791)  (81,139)   (8,168)
  Policy loan transactions.....      (5,692)      (251)     (354)     8,174        842   (35,837)     (524)      282        13
  Other transactions (note 2)..     (13,338)  (124,409)  (80,760)  (145,312)   (92,875)  (13,810)   (9,019)  (12,614)   (2,141)
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
      Net increase (decrease)
       in net assets resulting
       from policy transactions      20,339    124,246   210,540    471,268    197,519    13,445   (45,035)  (44,552)   79,908
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
Increase (decrease) in net
 assets........................      47,897    151,287   221,645    653,088    427,184    (3,567)  (36,767)  (36,511)   79,160
Net assets at beginning of year     681,852    530,565   308,920  1,053,166    625,982   629,549   164,784   201,295   122,135
                                  ---------    -------   -------  ---------  ---------   -------   -------   -------   -------
Net assets at end of year......   $ 729,749    681,852   530,565  1,706,254  1,053,166   625,982   128,017   164,784   201,295
                                  =========    =======   =======  =========  =========   =======   =======   =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                               Real Estate                U.S. Government
                                             High Income Fund                Securities Fund              Securities Fund
                                        -------------------------         --------------------        ----------------------
                                        1996        1995       1994       1996     1995     1994      1996      1995      1994
                                       ------      ------     ------     ------   ------   ------    ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....  $ 151,749      68,408     36,262     5,589    2,834     (227)   39,013    36,795    24,946
  Realized gains (losses) on
   investments, net................     42,764       7,610     11,417     1,980    3,559    1,805    18,468     7,473    33,884
  Net change in unrealized
   appreciation (depreciation) on
   investments.....................     26,432     122,964    (81,774)   58,343   14,488      759   (37,068)   56,173   (91,983)
                                      --------    --------  ---------   -------  -------   ------   -------   -------    ------
      Net increase (decrease) in
       net assets from operations..    220,945     198,982    (34,095)   65,912   20,881    2,337    20,413   100,441   (33,153)
                                      --------    --------  ---------   -------  -------   ------   -------   -------    ------
 Policy transactions (note 5):
  Purchase payments................     57,851      44,935      4,791    67,454   53,203    7,592    26,467    25,128     1,041
  Transfers between funds..........    344,787      37,055    (10,182)   86,682   38,779   14,088   261,674    24,109  (111,346)
  Surrenders and terminations......     (3,551)    (14,331)   (14,141)   (1,098)  (8,139)       -    (7,837)  (18,462)        -
  Policy loan transactions.........      8,073       1,359      9,224    (1,340)    (145)     222      (424)   (2,060)      (18)
  Other transactions (note 2)......    (35,494)    (32,177)   (16,496)  (27,619) (23,363)  (3,248)  (19,100)  (16,258)   (8,802)
                                      --------    --------  ---------   -------  -------   ------   -------   -------   -------
      Net increase (decrease) in
       net assets resulting from
       policy transactions.........    371,666      36,841    (26,804)  124,079   60,335   18,654   260,780    12,457  (119,125)
                                      --------   ---------  ---------   -------  -------   ------   -------   -------   -------
Increase (decrease) in net assets..    592,611     235,823    (60,899)  189,991   81,216   20,991   281,193   112,898  (152,278)
Net assets at beginning of year....  1,282,342   1,046,519  1,107,418   159,525   78,309   57,318   646,949   534,051   686,329
                                     ---------   ---------  ---------   -------  -------   ------   -------   -------   -------
Net assets at end of year.......... $1,874,953   1,282,342  1,046,519   349,516  159,525   78,309   928,142   646,949   534,051
                                     =========   =========  =========   =======  =======   ======   =======   =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                               Utility Equity Fund          Zero Coupon Fund - 1995    Zero Coupon Fund - 2000
                                           --------------------------         -------------------      ----------------------
                                           1996        1995       1994     1996    1995      1994     1996      1995      1994
                                          ------      ------     ------   ------  ------    ------   ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......    $ 61,689     59,683     36,532     -   18,122    13,370    16,448   11,269    12,081
  Realized gains (losses) on
   investments, net...................     118,555     23,410     53,278     -   37,705     1,409     2,924    1,164     5,815
  Net change in unrealized
   appreciation (depreciation)
   on investments.....................     (93,370)   259,686   (253,440)    -  (37,457)  (14,916)  (13,736)  44,013   (41,764)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
      Net increase (decrease) in net
       assets from operations........       86,874    342,779   (163,630)    -   18,370      (137)    5,636   56,446   (23,868)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
 Policy transactions (note 5):
  Purchase payments...................     127,511    116,016     11,599     -        -         -         -        -         -
  Transfers between funds.............    (163,650)   124,589    (62,456)    - (270,886)        -         -   10,631         -
  Surrenders and terminations.........     (80,389)   (35,449)   (23,338)    -        -         -         -        -    (7,535)
  Policy loan transactions............     (97,734)   (13,309)   (18,349)    -        -         -       (64)     (64)   (1,409)
  Other transactions (note 2).........     (65,596)   (62,877)   (21,374)    -   (2,815)   (3,292)   (4,271)  (3,831)   (4,079)
                                         ---------    -------     ------   ---   ------   -------    ------   ------   -------
      Net increase (decrease) in net
       assets resulting from policy
       transactions...................    (279,858)   128,970   (113,918)    - (273,701)   (3,292)   (4,335)   6,736   (13,023)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
Increase (decrease) in net assets.....    (192,984)   471,749   (277,548)    - (255,331)   (3,429)    1,301   63,182   (36,891)
Net assets at beginning of year.......   1,545,922  1,074,173  1,351,721     -  255,331   258,760   349,422  286,240   323,131
                                         ---------  ---------  ---------   ---  -------   -------   -------  -------   -------
Net assets at end of year.............  $1,352,938  1,545,922  1,074,173     -        -   255,331   350,723  349,422   286,240
                                         =========  =========  =========   ===  =======   =======   =======  =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                                                           Templeton Global
                                              Zero Coupon Fund - 2005       Zero Coupon Fund - 2010     Income Securities Fund
                                              -----------------------       ----------------------       --------------------
                                             1996      1995      1994      1996      1995      1994      1996     1995    1994
                                            ------    ------    ------    ------    ------    ------   ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net..........  $ 16,830   10,144      9,241    6,403     1,964     6,159     6,637    2,283     333
  Realized gains (losses) on investments,
   net...................................     4,146    1,495     26,636    9,078       258     1,490       432      392     336
  Net change in unrealized appreciation
   (depreciation) on investments.........   (21,955)  68,320    (72,608)   4,806    32,162   (29,320)    2,837    6,634  (2,030)
                                            -------  -------    -------   ------    ------    ------   -------   ------  ------
      Net increase (decrease) in net
       assets from operations............      (979)  79,959    (36,731)  20,287    34,384   (21,671)    9,906    9,309  (1,361)
                                            -------  -------    -------   ------    ------    ------   -------   ------  ------
 Policy transactions (note 5):
  Purchase payments......................         -        -          -        -         -         -    39,862   42,908   1,813
  Transfers between funds................    57,145        -    (41,224) 223,644         -   (74,884)    9,506   18,457  21,778
  Surrenders and terminations............    (3,894)       -    (28,826)       -         -         -    (2,101)  (6,040)      -
  Policy loan transactions...............         -     (687)       (10)    (176)     (169)     (158)     (425)    (638)      -
  Other transactions (note 2)............    (4,109)  (3,625)    (3,843)  (3,437)   (1,657)   (3,419)  (16,260) (17,786) (1,388)
                                            -------  -------    -------   ------    ------     -----   -------   ------  ------
      Net increase (decrease) in net
       assets resulting from policy
       transactions......................    49,142   (4,312)   (73,903) 220,031    (1,826)  (78,461)   30,582   36,901  22,203
                                           --------  -------    -------   ------    ------    ------   -------   ------  ------
Increase (decrease) in net assets........    48,163   75,647   (110,634) 240,318    32,558  (100,132)   40,488   46,210  20,842
Net assets at beginning of year..........   337,160  261,513    372,147  115,736    83,178   183,310    89,028   42,818  21,976
                                           --------  -------    -------  -------    ------   -------   -------   ------  ------
Net assets at end of year................  $385,323  337,160    261,513  356,054   115,736    83,178   129,516   89,028  42,818
                                           ========  =======    =======  =======   =======   =======   =======   ======  ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                     Investment Grade                                        Adjustable U.S.
                                                  Intermediate Bond Fund       Income Securities Fund        Government Fund
                                                   --------------------        ----------------------       -----------------
                                                   1996     1995     1994     1996      1995     1994     1996     1995    1994
                                                  ------   ------   ------   ------    ------   ------   ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net................  $ 3,249    3,288       42   27,550    16,941    1,263   17,105    1,199     150
  Realized gains (losses) on investments, net..    1,981    1,106       48    7,923     2,313      (62) (10,027)      35     (81)
  Net change in unrealized appreciation
   (depreciation) on investments...............   (3,575)   2,630      150   37,183    47,314   (9,527)    (200)     240     (98)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
      Net increase (decrease) in net assets
       from operations.........................    1,655    7,024      240   72,656    66,568   (8,326)   6,878    1,474     (29)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
 Policy transactions (note 5):
  Purchase payments............................   11,940   14,163    1,391  275,281   223,737   22,483    6,969   12,633   5,636
  Transfers between funds......................  (72,421)   8,123   75,010  120,002   186,849  153,200  (34,766)  11,222  (2,444)
  Surrenders and terminations..................     (751) (40,771)       -  (20,210)  (14,487        -   (1,178)       -       -
  Policy loan transactions.....................        -        -        -   (4,239)  (19,420  (26,076)      74   (1,764)      -
  Other transactions (note 2)..................   (5,413)  (7,440)    (908) (98,005)  (89,585   (7,532)  (2,842)  (6,127)   (358)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
      Net increase (decrease) in net assets
       resulting from policy transactions......  (66,645) (25,925)  75,493  272,829   287,094  142,075  (31,743)  15,964   2,834
                                                  ------   ------   ------  -------   -------  -------   ------   ------   -----
Increase (decrease) in net assets..............  (64,990) (18,901)  75,733  345,485   353,662  133,749  (24,865)  17,438   2,805
Net assets at beginning of year................   64,990   83,891    8,158  524,066   170,404   36,655   24,865    7,427   4,622
                                                  ------   ------   ------  -------   -------  -------   ------   ------   -----
Net assets at end of year......................  $     -   64,990   83,891  869,551   524,066  170,404        -   24,865   7,427
                                                  ======   ======   ======  =======   =======  =======   ======   ======   =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                  Templeton                                                  Templeton
                                             Pacific Growth Fund         Rising Dividends Fund       International Equity Fund
                                           ----------------------       ----------------------        -----------------------
                                           1996       1995     1994      1996      1995     1994      1996       1995      1994
                                          ------     ------   ------    ------    ------   ------    ------     ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......   $ 7,302      2,646     (514)    1,941       961     317     11,659      3,566      (333)
  Realized gains (losses) on
   investments, net...................    12,300      3,117    9,213     2,703       463     (44)    27,511      8,398       112
  Net change in unrealized appreciation
   (depreciation) on investments......    12,362     13,125  (24,505)   44,265    19,701  (2,053)   114,314     19,054    (3,562)
                                         -------     ------   ------    ------    ------   -----    -------     ------     -----
      Net increase (decrease) in net
       assets from operations.........    31,964     18,888  (15,806)   48,909    21,125  (1,780)   153,484     31,018    (3,783)
                                          ------     ------   ------    ------    ------   -----    -------     ------     -----
 Policy transactions (note 5):
  Purchase payments...................   181,194    141,914   13,634    74,745    52,764   4,169    371,300    297,409    32,269
  Transfers between funds.............    14,234     74,887   91,481    86,767    38,476   5,960    100,214    206,753   104,241
  Surrenders and terminations.........   (20,255)   (10,270)       -    (7,693)     (264)      -    (30,572)    (9,230)        -
  Policy loan transactions............    (2,894)   (27,456) (58,475)   (1,876)        -       -    (10,040)    (1,799)      260
  Other transactions (note 2).........   (73,664)   (64,733)  (9,022)  (33,070)  (19,499) (1,199)  (129,653)  (110,168)   (8,625)
                                          ------     ------   ------    ------    ------   -----    -------    -------    ------
      Net increase (decrease) in net
       assets resulting from policy
       transactions...................    98,615    114,342   37,618   118,873    71,477   8,930    301,249    382,965   128,145
                                          ------    -------   ------    ------    ------   -----    -------    -------   -------
Increase (decrease) in net assets.....   130,579    133,230   21,812   167,782    92,602   7,150    454,733    413,983   124,362
Net assets at beginning of year.......   298,014    164,784  142,972   137,129    44,527  37,377    555,276    141,293    16,931
                                         -------    -------  -------   -------   -------  ------   --------    -------   -------
Net assets at end of year.............  $428,593    298,014  164,784   304,911   137,129  44,527  1,010,009    555,276   141,293
                                         =======    =======  =======   =======   =======  ======  =========    =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                           Templeton                     Templeton            Templeton Global
                                                Developing Markets Equity Fund      Global Growth Fund      Asset Allocation Fund
                                                    -----------------------       ----------------------       ---------------
                                                  1996      1995       1994       1996      1995     1994     1996   1995   1994
                                                 ------    ------     ------     ------    ------    -----   ------  ----   -----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...............    $ (275)   (4,311)   (3,996)     3,267      (432)     (81)  (2,353)  (27)     -
  Realized gains (losses) on investments, net.     7,994      (453)      (67)    11,116       587      (51)  12,650    17      -
  Net change in unrealized appreciation
   (depreciation) on investments..............    56,503     4,422    (2,951)    91,158    23,468     (144)  41,378   (15)     -
                                                 -------    ------    -------    ------    ------    -----   -------  ---    ---
      Net increase (decrease) in net assets
       from operations........................    64,222      (342)   (7,014)   105,541    23,623     (276)  51,675   (25)     -
                                                 -------    ------    -------   -------    ------    -----    -----   ---    ---
 Policy transactions (note 5):
  Purchase payments...........................   215,896   169,165    19,997    335,873   237,156   27,117      439     -      -
  Transfers between funds.....................   267,310    63,297    44,206    119,840   114,188   45,458  333,332   311      -
  Surrenders and terminations.................   (10,080)  (18,763)        -    (12,771)   (6,710)       -        -     -      -
  Policy loan transactions....................    (2,638)        -         -     (8,767)   (3,177)       -        -     -      -
  Other transactions (note 2).................   (73,383)  (61,489)   (1,238)  (113,183)  (83,481)  (5,539)  (1,945)  (66)     -
                                                 -------    ------    -------   -------   -------    -----   ------   ---    ---
      Net increase (decrease) in net assets
       resulting from policy transactions.....   397,105   152,210    62,965    320,992   257,976   67,036  331,826   245      -
                                                 -------    ------    -------   -------   -------   ------  -------   ---    ---
Increase (decrease) in net assets.............   461,327   151,868    55,951    426,533   281,599   66,760  383,501   220      -
Net assets at beginning of year...............   207,819    55,951         -    348,359    66,760        -      220     -      -
                                                 -------   -------    ------    -------   -------   ------   ------   ---    ---
Net assets at end of year.....................  $669,146   207,819    55,951    774,892   348,359   66,760  383,721   220      -
                                                 =======   =======    ======    =======   =======   ======  =======   ===    ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                                                                    Templeton
                                                                                                                  International
                                                                                                                     Smaller
                                                                           Small Cap Fund    Capital Growth Fund  Companies Fund
                                                                           --------------      --------------      ------------
                                                                          1996   1995  1994   1996  1995  1994   1996 1995  1994
                                                                          ----   ----  ----   ----  ----  ----   ---- ----  ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net........................................  $ (131)   -     -       (2   -     -      (4)  -     -
  Realized gains (losses) on investments, net..........................     472    -     -        -   -     -     119   -     -
  Net change in unrealized appreciation (depreciation) on investments..   3,624    -     -     (140)  -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
      Net increase (decrease) in net assets from operations............   3,965    -     -     (142)  -     -     115   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
 Policy transactions (note 5):
  Purchase payments....................................................     683    -     -        -   -     -       -   -     -
  Transfers between funds..............................................  51,952    -     -    4,560   -     -    (115)  -     -
  Surrenders and terminations..........................................      75    -     -        -   -     -       -   -     -
  Policy loan transactions.............................................       -    -     -        -   -     -       -   -     -
  Other transactions (note 2)..........................................    (239)   -     -        -   -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
      Net increase (decrease) in net assets resulting from policy
       transactions....................................................  52,471    -     -    4,560   -     -    (115)  -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
Increase (decrease) in net assets......................................  56,436    -     -    4,418   -     -       -   -     -
Net assets at beginning of year........................................       -    -     -        -   -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
Net assets at end of year.............................................. $56,436    -     -    4,418   -     -       -   -     -
                                                                         ======   ===   ===  ======  ===   ===   ====  ===   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                        Mutual Discovery     Mutual Shares
                                                         Securities Fund    Securities Fund             Total All Funds
                                                         --------------     --------------        --------------------------
                                                        1996   1995  1994   1996  1995  1994      1996        1995        1994
                                                        ----   ----  ----   ----  ----  ----    --------    --------    --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......................   $ (27)   -     -      (39)   -    -      418,292     265,740    146,044
  Realized gains (losses) on investments, net........       -    -     -        2    -    -      417,123     158,860    175,720
  Net change in unrealized appreciation (depreciation)
   on investment.....................................     495    -     -    1,634    -    -      354,212     871,051   (677,502)
                                                       ------   ---   ---  ------   ---  ---    --------    --------    -------
      Net increase (decrease) in net assets from
       operations....................................     468    -     -    1,597    -    -    1,189,627   1,295,651   (355,738)
                                                       ------   ---   ---  ------   ---  ---   ---------    --------    -------
 Policy transactions (note 5):
  Purchase payments..................................       -    -     -        -    -    -    4,448,538   2,830,073  1,005,787
  Transfers between funds............................  50,000    -     -   84,053    -    -      (34,403)    (21,713)    (3,609)
  Surrenders and terminations........................       -    -     -        -    -    -     (265,942)   (367,067)  (232,818)
  Policy loan transactions...........................       -    -     -        -    -    -     (120,512)    (68,456)  (130,967)
  Other transactions (note 2)........................       -    -     -      (44)   -    -     (874,996)   (836,875)  (197,073)
                                                       ------   ---   ---  ------   ---  ---    --------    --------    -------
      Net increase (decrease) in net assets resulting
       from policy transactions......................  50,000    -     -   84,009    -    -    3,152,685   1,535,962    441,320
                                                       ------   ---   ---  ------   ---  ---   ---------   ---------    -------
Increase (decrease) in net assets....................  50,468    -     -   85,606    -    -    4,342,312   2,831,613     85,582
Net assets at beginning of year......................       -    -     -        -    -    -    8,586,624   5,755,011  5,669,429
                                                       ------   ---   ---  ------   ---  ---  ----------   ---------  ---------
Net assets at end of year............................ $50,468    -     -   85,606    -    -   12,928,936   8,586,624  5,755,011
                                                       ======   ===   ===  ======   ===  ===  ==========   =========  =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements
December 31, 1996


1. Organization

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and Fixed Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund and Small Cap Fund were added as
available   investment   options  on  May  1,  1995  and   November  1,  1995,
respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and
Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $715,700, $581,193 and $123,231, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $28,152, $28,613 and $32,516, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $204,321, $292,695 and $64,030, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1996, 1995 and 1994, respectively. Net transfers to the Fixed Account during the years ended December 31, 1996, 1995 and 1994 were $34,403, $21,713 and $3,609, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.


3. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996:

Money Market Fund.................................$2,269,592
Growth and Income Fund............................   699,549
Precious Metals Fund..............................    80,133
High Income Fund..................................   870,340
Real Estate Securities Fund.......................   139,966
U.S. Government Securities Fund...................   423,315
Utility Equity Fund...............................   200,976
Zero Coupon Fund - 2000...........................    19,311
Zero Coupon Fund - 2005...........................    76,636
Zero Coupon Fund - 2010...........................   285,255
Templeton Global Income Securities Fund...........    46,775
Investment Grade Intermediate Bond Fund...........    14,607
Income Securities Fund............................   342,871
Adjustable U.S. Government Fund...................   233,813
Templeton Pacific Growth Fund.....................   173,362
Rising Dividends Fund.............................   143,668
Templeton International Equity Fund...............   387,255
Templeton Developing Markets Equity Fund..........   436,775
Templeton Global Growth Fund......................   368,252
Templeton Global Asset Allocation Fund............   516,099
Small Cap Fund....................................    63,537
Capital Growth Fund...............................     4,560
Templeton International Smaller Companies Fund....    10,000
Mutual Discovery Securities Fund..................    50,000
Mutual Shares Securities Fund.....................    84,725

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996


5. Policy Transactions - Unit Activity

Transactions in units for each fund for the years ended December 31, 1996, 1995 and 1994, were as follows:

                                                          Growth                                U.S.               Zero    Zero
                                                  Money     and  Precious  High  Real Estate Government  Utility  Coupon  Coupon
                                                 Market   Income  Metals  Income Securities  Securities  Equity   Fund -  Fund -
                                                  Fund     Fund    Fund    Fund     Fund        Fund      Fund     1995    2000
                                                 -------  ------ -------- ------ -----------   ------    ------   ------  -------
Units outstanding at December 31, 1993........   22,430  29,140   7,933   65,065     3,265     38,612    66,241   14,511  15,249
Policy transactions:
 Purchase payments............................   59,285     751      67      265       419         62       654        -       -
 Transfers between funds......................  (31,325)  4,606   6,162     (637)      861     (6,440)   (3,468)       -       -
 Surrenders and terminations..................   (7,250) (2,364)   (578)    (869)        -          -    (1,253)       -    (379)
 Policy loan transactions.....................      (25) (1,687)     (1)     558        14         (1)   (1,010)       -     (72)
 Other transactions...........................   (5,734)   (651)   (142)  (1,002)     (191)      (519)   (1,195)    (186)   (204)
                                                 ------  ------   -----   ------   -------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting
       from policy transactions...............   14,951     655   5,508   (1,685)    1,103     (6,898)   (6,272)    (186)   (655)
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
Units outstanding at December 31, 1994........   37,381  29,795  13,441   63,380     4,368     31,714    59,969   14,325  14,594
                                                 ======  ======  ======   ======   =======     ======    ======   ======  ======
Policy transactions:
 Purchase payments............................   77,441   9,561   1,662    2,463     2,884      1,355     5,744        -       -
 Transfers between funds......................  (57,166)  4,664   1,698    1,925     2,056      1,281     6,185  (14,174)    458
 Surrenders and terminations..................   (3,275) (2,237) (5,150)    (772)     (427)      (965)   (1,893)       -       -
 Policy loan transactions.....................      (17)     38      20       75        (7)      (111)     (695)       -      (3)
 Other transactions...........................   (8,596) (3,800)   (840)  (1,738)   (1,246)      (872)   (3,112)    (151)   (175)
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting
       from policy transactions...............    8,387   8,226  (2,610)   1,953     3,260        688     6,229  (14,325)    280
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
Units outstanding at December 31, 1995........   45,768  38,021  10,831   65,333     7,628     32,402    66,198        -  14,874
                                                 ======  ======  ======   ======   =======     ======    ======   ======  ======
 Policy transactions:
  Purchase payments...........................  147,764  12,119   1,115    2,801     2,975      1,329     5,397        -       -
  Transfers between funds..................... (143,612)  9,962  (2,791)  17,863     3,397     12,856    (6,933)       -       1
  Surrenders and terminations.................   (1,836) (1,005)   (438)    (177)      (51)      (400)   (3,354)       -       -
  Policy loan transactions....................     (376)    311     (29)     405       (62)       (22)   (4,007)       -      (3)
  Other transactions..........................     (778) (5,057)   (536)  (1,722)   (1,209)      (961)   (2,782)       -    (185)
                                                 ------- ------  ------   ------    ------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting from
       policy transactions....................    1,162  16,330  (2,679)  19,170     5,050     12,802   (11,679)       -    (187)
                                                 ------  ------  ------   ------    ------     ------    ------   ------  ------
Units outstanding at December 31, 1996........   46,930  54,351   8,152   84,503    12,678     45,204    54,519        -  14,687
                                                 ======  ======  ======   ======    ======     ======    ======   ======  ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Policy Transactions - Unit Activity (cont.)

                                                       Templeton
                                         Zero   Zero     Global    Investment             Adjustable Templeton           Templeton
                                        Coupon Coupon    Income      Grade       Income      U.S.     Pacific  Rising  International
                                         Fund    Fund  Securities Intermediate Securities Government  Growth  Dividends   Equity
                                        - 2005 - 2010     Fund     Bond Fund      Fund       Fund      Fund     Fund       Fund
                                         ------ ------  --------   ---------  ---------- ----------   -------  -------  -----------
Units outstanding at December 31, 1993.. 16,042   7,408    1,537        582      2,104        403       9,924    3,576      1,368
Policy transactions:
 Purchase payments......................      -       -      133        100      1,334        495         998      418      2,526
 Transfers between funds................ (1,953) (3,442)   1,607      5,385      9,100       (213)      6,850      601      8,168
 Surrenders and terminations............ (1,348)      -        -          -          -          -           -        -          -
 Policy loan transactions...............      -      (7)       -          -     (1,567)         -      (4,457)       -         20
 Other transactions.....................   (182)   (155)    (102)       (65)      (457)       (31)       (680)    (121)      (679)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions..................... (3,483) (3,604)   1,638      5,420      8,410        251       2,711      898     10,035
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
Units outstanding at December 31, 1994.. 12,559   3,804    3,175      6,002     10,514        654      12,635    4,474     11,403
                                         ======  ======    =====      =====     ======      =====      ======   ======     ======
Policy transactions:
 Purchase payments......................      -       -    2,992        963     12,397      1,060      10,718    4,625     22,647
 Transfers between funds................      -       -    1,333        562     10,593        966       5,757    3,323     15,984
 Surrenders and terminations............      -       -     (416)    (2,761)      (783)         -        (779)     (23)      (691)
 Policy loan transactions...............    (30)     (6)     (44)         -     (1,137)      (151)     (2,141)       -       (130)
 Other transactions.....................   (147)    (63)  (1,239)      (507)    (4,970)      (516)     (4,868)  (1,699)    (8,383)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................   (177)    (69)   2,626     (1,743)    16,100      1,359       8,687    6,226     29,427
                                         ------  ------    -----      -----     ------      -----      -------  ------     ------
Units outstanding at December 31, 1995.. 12,382   3,735    5,801      4,259     26,614      2,013      21,322   10,700     40,830
                                         ======  ======    =====      =====     ======      =====      =======  ======     ======
Policy transactions:
 Purchase payments......................      -       -    2,551        778     13,495        553      12,100    5,400     24,859
 Transfers between funds................  2,260   8,290      609     (4,635)     5,904     (2,257)        802    6,298      6,586
 Surrenders and terminations............   (149)      -     (138)       (49)    (1,004)       (94)     (1,318)    (581)    (2,070)
 Policy loan transactions...............      -      (7)     (26)         -       (212)         6        (189)    (134)      (665)
 Other transactions.....................   (162)   (122)  (1,041)      (353)    (4,812)      (221)     (4,907)  (2,379)    (8,691)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................  1,949   8,161    1,955     (4,259)    13,371     (2,013)      6,488    8,604     20,019
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
Units outstanding at December 31, 1996.. 14,331  11,896    7,756          -     39,985          -      27,810   19,304     60,849
                                         ======  ======    =====      =====     ======      =====      ======   ======     ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Policy Transactions - Unit Activity (cont.)

                                                                                           Templeton
                                           Templeton  Templeton Templeton                International  Mutual     Mutual
                                          Developing   Global  Global Asset Small Capital   Smaller    Discovery   Shares    Total
                                        Markets Equity Growth   Allocation   Cap  Growth   Companies  Securities Securities   All
                                             Fund       Fund       Fund      Fund  Fund      Fund        Fund       Fund     Funds
                                         ------------  -------  ----------  ----- ------  ----------  ----------  --------   -----
Units outstanding at December 31, 1993..          -          -        -         -      -         -          -          -    305,390
Policy transactions:
 Purchase payments......................      2,054      2,721        -         -      -         -          -          -     72,282
 Transfers between funds................      4,590      4,585        -         -      -         -          -          -      5,037
 Surrenders and terminations............          -          -        -         -      -         -          -          -    (14,041)
 Policy loan transactions...............          -          -        -         -      -         -          -          -     (8,235)
 Other transactions.....................       (545)      (558)       -         -      -         -          -          -    (13,399)
                                             ------     ------   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................      6,099      6,748        -         -      -         -          -          -     41,644
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1994..      6,099      6,748        -         -      -         -          -          -    347,034
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======

Policy transactions:
 Purchase payments......................     18,183     22,517        -         -      -         -          -          -    197,212
 Transfers between funds................      6,624     11,063       27         -      -         -          -          -      3,159
 Surrenders and terminations............     (2,067)      (627)       -         -      -         -          -          -    (22,866)
 Policy loan transactions...............       (211)      (307)       -         -      -         -          -          -     (4,857)
 Other transactions.....................     (6,418)    (7,923)      (6)        -      -         -          -          -    (57,269)
                                             ------     ------   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................     16,111     24,723       21         -      -         -          -          -    115,379
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1995..     22,210     31,471       21         -      -         -          -          -    462,413
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======

Policy transactions:
 Purchase payments......................     20,769     28,048       39        54      -         -          -          -    282,146
 Transfers between funds................     24,526      9,880   30,441     4,297    391         -      4,953      8,284     (2,628)
 Surrenders and terminations............       (952)    (1,089)       -         6      -         -          -          -    (14,699)
 Policy loan transactions...............       (251)      (718)       -         -      -         -          -          -     (5,979)
 Other transactions.....................     (7,042)    (9,435)    (169)      (19)     -         -          -         (4)   (52,587)
                                             -------     -----   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy
       transactions.....................     37,050     26,686   30,311     4,338    391         -      4,953      8,280    206,253
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1996..     59,260     58,157   30,332     4,338    391         -      4,953      8,280    668,666
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Money Market Fund
December 31,
 1996...........................................................         46,930       $15.550      $ 729,749           1.18%
 1995...........................................................         45,768        14.898        681,852           1.15
 1994...........................................................         37,381        14.194        530,565           1.21
 1993...........................................................         22,430        13.773        308,920           1.41
 1992...........................................................         26,464        13.532        358,105           1.44

Growth and Income Fund
December 31,
 1996...........................................................         54,351        31.393      1,706,254           1.25
 1995...........................................................         38,021        27.700      1,053,166           1.27
 1994...........................................................         29,795        21.010        625,982           1.29
 1993...........................................................         29,140        21.604        629,549           1.33
 1992...........................................................         36,756        19.733        725,302           1.37

Precious Metals Fund
December 31,
 1996...........................................................          8,152        15.704        128,017           1.40
 1995...........................................................         10,831        15.214        164,784           1.41
 1994...........................................................         13,441        14.977        201,295           1.43
 1993...........................................................          7,933        15.396        122,135           1.43
 1992...........................................................         16,401         9.967        163,472           1.44

High Income Fund
December 31,
 1996...........................................................         84,503        22.188      1,874,953           1.29
 1995...........................................................         65,333        19.628      1,282,342           1.31
 1994...........................................................         63,380        16.512      1,046,519           1.35
 1993...........................................................         65,065        17.020      1,107,418           1.39
 1992...........................................................         65,825        14.815        975,210           1.43

Real Estate Securities Fund
December 31,
 1996...........................................................         12,678        27.568        349,516           1.32
 1995...........................................................          7,628        20.913        159,525           1.34
 1994...........................................................          4,368        17.928         78,309           1.37
 1993...........................................................          3,265        17.556         57,318           1.42
 1992...........................................................          3,450        14.862         51,275           1.44

U.S. Government Securities Fund
December 31,
 1996...........................................................         45,204        20.532        928,142           1.26
 1995...........................................................         32,402        19.966        646,949           1.27
 1994...........................................................         31,714        16.840        534,051           1.28
 1993...........................................................         38,612        17.775        686,329           1.29
 1992...........................................................         39,596        16.324        646,356           1.34


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Utility Equity Fund
December 31,
 1996...........................................................         54,519       $24.816     $1,352,938           1.25%
 1995...........................................................         66,198        23.353      1,545,922           1.25
 1994...........................................................         59,969        17.912      1,074,173           1.27
 1993...........................................................         66,241        20.406      1,351,721           1.26
 1992...........................................................         72,790        18.600      1,353,865           1.30

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................         10,963        18.957        207,834           1.15+
 1994...........................................................         14,325        17.823        255,331           1.15
 1993...........................................................         14,511        17.832        258,760           1.11
 1992...........................................................         14,686        16.719        245,536           1.00

Zero Coupon Fund - 2000
December 31,
 1996...........................................................         14,687        23.880        350,723           1.15
 1995...........................................................         14,874        23.491        349,422           1.15
 1994...........................................................         14,594        19.614        286,240           1.15
 1993...........................................................         15,249        21.191        323,131           1.12
 1992...........................................................         15,439        18.380        283,774           1.00

Zero Coupon Fund - 2005
December 31,
 1996...........................................................         14,331        26.888        385,323           1.15
 1995...........................................................         12,382        27.229        337,160           1.15
 1994...........................................................         12,559        20.821        261,513           1.15
 1993...........................................................         16,042        23.198        372,147           1.12
 1992...........................................................         17,524        19.121        335,065           1.00

Zero Coupon Fund - 2010
December 31,
 1996...........................................................         11,896        29.931        356,054           1.15
 1995...........................................................          3,735        30.991        115,736           1.15
 1994...........................................................          3,804        21.866         83,178           1.15
 1993...........................................................          7,408        24.745        183,310           1.00
 1992...........................................................          3,968        19.877         78,869           1.00

Templeton Global Income Securities Fund
December 31,
 1996...........................................................          7,756        16.700        129,516           1.36
 1995...........................................................          5,801        15.347         89,028           1.39
 1994...........................................................          3,175        13.483         42,818           1.46
 1993...........................................................          1,537        14.297         21,976           1.48
 1992...........................................................          1,562        12.346         19,280           1.42

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................          4,699        15.617         73,376           1.35+
 1995...........................................................          4,259        15.260         64,990           1.36
 1994...........................................................          6,002        13.978         83,891           1.38
 1993...........................................................            582        14.017          8,158           1.41
 1992...........................................................            588        13.009          7,652           1.43


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Income Securities Fund
December 31,
 1996...........................................................         39,985       $21.747      $ 869,551           1.25%
 1995...........................................................         26,614        19.691        524,066           1.26
 1994...........................................................         10,514        16.208        170,404           1.29
 1993...........................................................          2,104        17.423         36,655           1.31
 1992...........................................................          1,598        14.799         23,648           1.42

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................         18,047        12.873        232,322           1.34+
 1995...........................................................          2,013        12.352         24,865           1.34
 1994...........................................................            654        11.374          7,427           1.32
 1993...........................................................            403        11.481          4,622           1.33
 1992...........................................................            410        11.170          4,577           1.35

Templeton Pacific Growth Fund
December 31,
 1996...........................................................         27,810        15.412        428,593           1.74
 1995...........................................................         21,322        13.977        298,014           1.76
 1994...........................................................         12,635        13.042        164,784           1.82
 1993...........................................................          9,924        14.407        142,972           1.89
 1992 3.........................................................            586         9.816          5,750           2.06+

Rising Dividends Fund
December 31,
 1996...........................................................         19,304        15.795        304,911           1.51
 1995...........................................................         10,700        12.816        137,129           1.53
 1994...........................................................          4,474         9.952         44,527           1.55
 1993...........................................................          3,576        10.453         37,377           1.54
 1992 3.........................................................          1,899        10.909         20,717           1.42+

Templeton International Equity Fund
December 31,
 1996...........................................................         60,849        16.598      1,010,009           1.64
 1995...........................................................         40,830        13.600        555,276           1.67
 1994...........................................................         11,403        12.390        141,293           1.74
 1993...........................................................          1,368        12.375         16,931           1.87
 1992 3.........................................................              -         9.697              -           2.52+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................         59,260        11.292        669,146           2.24
 1995...........................................................         22,210         9.357        207,819           2.16
 1994 4.........................................................          6,099         9.173         55,951           2.28+

Templeton Global Growth Fund
December 31,
 1996...........................................................         58,157        13.324        774,892           1.68
 1995...........................................................         31,471        11.069        348,359           1.72
 1994 4.........................................................          6,748         9.894         66,760           1.89+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................         30,332        12.651        383,721           1.61
 1995 5.........................................................             21        10.637            220           1.65+


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------     ------------
Small Cap Fund
December 31,
 1996...........................................................          4,338       $13.011       $ 56,436           1.52%
 1995 6.........................................................              -        10.157              -           1.65+

Capital Growth Fund
December 31,
 1996 7.........................................................            391        11.303          4,418           1.52+

Templeton International Smaller Companies Fund
December 31,
 1996 7.........................................................              -        11.194              -           1.53+

Mutual Discovery Securities Fund
December 31,
 1996 8.........................................................          4,953        10.190         50,468           2.12+

Mutual Shares Securities Fund
December 31,
 1996 8.........................................................          8,280        10.339         85,606           1.75+

*For the year ended December 31, including the effect of the expenses of the underlying  funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from January 27, 1992 (fund commencement) to December 31, 1992. 4Period from July 1, 1994 (fund commencement) to December 31, 1994.
5Period from May 1, 1995 (fund commencement) to December 31, 1995.
6Period from November 1, 1995 (fund commencement) to December 31, 1995. 7Period from May 1, 1996 (fund commencement) to December 31, 1996.
8Period from November 8, 1996 (fund commencement) to December 31, 1996.